CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Treasury Stock [Member] CNY (¥) shares	Accumulated Other Comprehensive Income [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Retained Earnings (accumulated Deficit) [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)
Balance at Dec. 31, 2020	¥ 8,430,330		¥ 103	¥ 5,659,990	¥ (401,621)	¥ (5,142)	¥ 458,058	¥ 2,651,918	¥ 67,024
Balance, Shares at Dec. 31, 2020 | shares			1,550,071,169		(144,906,570)
Repurchase of ordinary shares	(16,228)				¥ (16,228)
Repurchase of ordinary shares, shares | shares					(4,171,000)
Share-based compensation	95,213			95,213
Exercise of share-based compensation plans	33,208			(60,470)	¥ 93,678
Exercise of share-based compensation plans, shares | shares					32,797,805
Net profit	2,495,316							2,508,947	(13,631)
Dividends paid to shareholders	(317,569)							(317,569)
Foreign currency translation adjustment	(11,627)					(11,627)
Appropriation to statutory reserve							152,345	(152,345)
Capital injection from non-controlling interest	967								967
Balance at Dec. 31, 2021	10,709,610		¥ 103	5,694,733	¥ (324,171)	(16,769)	610,403	4,690,951	54,360
Balance, Shares at Dec. 31, 2021 | shares			1,550,071,169		(116,279,765)
Repurchase of ordinary shares	(343,817)				¥ (343,817)
Repurchase of ordinary shares, shares | shares					(59,088,885)
Share-based compensation	89,030			89,030
Exercise of share-based compensation plans	8,333			(91,060)	¥ 99,393
Exercise of share-based compensation plans, shares | shares					38,494,250
Net profit	2,281,256							2,266,382	14,874
Dividends paid to shareholders	(372,483)							(372,483)
Foreign currency translation adjustment	69,006					69,006
Appropriation to statutory reserve							87,998	(87,998)
Capital injection from non-controlling interest	3,554								3,554
Balance at Dec. 31, 2022	12,444,489		¥ 103	5,692,703	¥ (568,595)	52,237	698,401	6,496,852	72,788
Balance, Shares at Dec. 31, 2022 | shares			1,550,071,169		(136,874,400)
Repurchase of ordinary shares	(691,464)				¥ (691,464)
Repurchase of ordinary shares, shares | shares					(107,601,530)
Share-based compensation	116,407			116,407
Exercise of share-based compensation plans				(60,376)	¥ 60,376
Exercise of share-based compensation plans, shares | shares					20,799,700
Net profit	2,383,485	$ 335,706						2,340,835	42,650
Dividends paid to shareholders	(430,353)							(416,463)	(13,890)
Foreign currency translation adjustment	27,769	3,911				27,769
Appropriation to statutory reserve							64,071	(64,071)
Capital injection from non-controlling interest	20,565								20,565
Balance at Dec. 31, 2023	¥ 13,870,898	$ 1,953,673	¥ 103	¥ 5,748,734	¥ (1,199,683)	¥ 80,006	¥ 762,472	¥ 8,357,153	¥ 122,113
Balance, Shares at Dec. 31, 2023 | shares			1,550,071,169		(223,676,230)